Debt and Lease Liabilities - Bank loans (Details) $ in Thousands, $ in Millions			1 Months Ended			12 Months Ended
	Dec. 31, 2017 MXN ($) company	Mar. 31, 2016 MXN ($) company	Jul. 31, 2020 MXN ($)	Mar. 31, 2020	Jul. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 06, 2020 MXN ($)	Dec. 31, 2018 USD ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount						$ 126,999,199			$ 221.3
Amount drew down						2,650,000		$ 10,000,000
Repayment of debt						242,489	$ 492,489	$ 989,156
Interest payable on total debt						2,034,577	1,324,307
Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company	3
Principal amount	$ 6,000,000
Base rate	TIIE
Number of days interest is payable	28 days
Bank loans mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company		2
Principal amount		$ 5,500,000
Repayment of debt, principal component			$ 2,750,000			1,750,000
Payment of accrued interest and transaction costs on debt			68,091			365
Bank loans maturities between 2020 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Principal amount						$ 610,404	$ 852,893
Base rate						TIIE
Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Principal amount					$ 10,000,000
Base rate					TIIE
Number of days interest is payable					28 days
Term of borrowings					5 years
Bank Loans Maturities December 2026
Debt, lease liabilities and other notes payable outstanding
Principal amount						$ 2,650,000
Base rate						TIIE
Number of days interest is payable						28 days
Variable interest rate spread (as a percent)						0.90%					0.90%
Interest rate						8.215%					8.215%
Payment of accrued interest and transaction costs on debt						$ 1,325,000
Revolving credit facility with a syndicate of banks
Debt, lease liabilities and other notes payable outstanding
Principal amount										$ 650.0	$ 618.0	$ 14,770,694	$ 618.0
Number of days interest is payable				28 days
Variable interest rate spread (as a percent)				112.50%
Minimum | Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	1.25%
Minimum | Bank loans 1 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate		7.00%
Minimum | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)					1.05%
Minimum | TIIE | Bank loans maturities between 2020 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)						1.00%					1.00%
Maximum | Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	1.30%
Maximum | Bank loans mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Repayment of debt, principal component			$ 2,818,091			$ 1,750,365
Maximum | Bank loans 2 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate		7.13%
Maximum | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)					1.30%
Maximum | Revolving credit facility with a syndicate of banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)				87.50%
Maximum | TIIE | Bank loans maturities between 2020 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)						1.25%					1.25%